Dec. 13, 2022
ANGEL OAK CORE IMPACT FUND
Class A | Class C | Institutional Class
ANGEL OAK FINANCIALS INCOME IMPACT FUND
Class A | Class C | Institutional Class
ANGEL OAK HIGH YIELD OPPORTUNITIES FUND
Class A | Class C | Institutional Class
Each, a series of Angel Oak Funds Trust
Supplement to the Prospectus and Statement of Additional Information (the “SAI”),
each dated May 31, 2022, as supplemented to date
December 13, 2022
Effective December 31, 2022, Angel Oak Capital Advisors, LLC (the “Adviser”) has agreed to lower the contractual expense limits of the Angel Oak Core Impact Fund (the “Core Impact Fund”) from 0.59% to 0.44%, the Angel Oak Financials Income Impact Fund (the “Financials Income Impact Fund”) from 0.85% to 0.69%, and the Angel Oak High Yield Opportunities Fund (the “High Yield Fund”) from 0.65% to 0.55%. Accordingly, effective December 31, 2022, the Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.44% of the Core Impact Fund’s average daily net assets, 0.69% of the Financials Income Impact Fund’s average daily net assets, and 0.55% of the High Yield Fund’s average daily net assets through May 31, 2024. The contractual fee waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of a Fund, upon 60 days’ written notice to the Adviser. The contractual fee waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees.
Please retain this Supplement with your Prospectus and SAI for future reference.
Angel Oak Core Impact Fund
ANGEL OAK CORE IMPACT FUND
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the sections “Sales Charges—Class A Shares” on page 82 of the Prospectus, and in “Appendix A—Waivers and Discounts Available from Intermediaries.”
Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None ¹	1.00% ²	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	1.22%	1.97%	0.97%
Less Fee Waiver/Expense Reimbursement[3,4]	-0.53%	-0.53%	-0.53%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3,4]	0.69%	1.44%	0.44%

Expense Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower and the Fund’s actual return may be greater or less than the hypothetical 5%, based on these assumptions your costs would be:
If you redeem your shares at the end of each period:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$294	$552	$830	$1,623
Class C shares	$250	$567	$1,013	$2,253
Institutional Class shares	$45	$256	$485	$1,141

If you do not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$294	$552	$830	$1,623
Class C shares	$147	$567	$1,013	$2,253
Institutional Class shares	$45	$256	$485	$1,141

Angel Oak Core Impact Fund | Class A
There is no initial sales charge on purchases of Class A shares of $500,000 or more, however, a contingent deferred sales charge of up to 1.00% will be imposed if such Class A shares are redeemed within twelve (12) months of their purchase.
Angel Oak Financials Income Impact Fund
ANGEL OAK FINANCIALS INCOME IMPACT FUND
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the sections “Sales Charges—Class A Shares” on page 82 of the Prospectus, and in “Appendix A—Waivers and Discounts Available from Intermediaries.”
Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None ¹	1.00% ²	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.89%	0.89%	0.89%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.35%	2.10%	1.10%
Less Fee Waiver/Expense Reimbursement[3,4]	-0.41%	-0.41%	-0.41%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3,4]	0.94%	1.69%	0.69%

Expense Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower and the Fund’s actual return may be greater or less than the hypothetical 5%, based on these assumptions your costs would be:
If you redeem your shares at the end of each period:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$319	$604	$909	$1,777
Class C shares	$275	$618	$1,091	$2,399
Institutional Class shares	$70	$309	$566	$1,303

If you do not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$319	$604	$909	$1,777
Class C shares	$172	$618	$1,091	$2,399
Institutional Class shares	$70	$309	$566	$1,303

Angel Oak Financials Income Impact Fund | Class A
There is no initial sales charge on purchases of Class A shares of $500,000 or more, however, a contingent deferred sales charge of up to 1.00% will be imposed if such Class A shares are redeemed within twelve (12) months of their purchase.
Angel Oak High Yield Opportunities Fund
ANGEL OAK HIGH YIELD OPPORTUNITIES FUND
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the sections “Sales Charges—Class A Shares” on page 82 of the Prospectus, and in “Appendix A—Waivers and Discounts Available from Intermediaries.”
Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None ¹	1.00% ²	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	1.14%	1.89%	0.89%
Less Fee Waiver/Expense Reimbursement[3,4]	-0.34%	-0.34%	-0.34%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3,4]	0.80%	1.55%	0.55%

Expense Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower and the Fund’s actual return may be greater or less than the hypothetical 5%, based on these assumptions your costs would be:
If you redeem your shares at the end of each period:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$305	$546	$806	$1,550
Class C shares	$261	$561	$990	$2,184
Institutional Class shares	$56	$250	$460	$1,065

If you do not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$305	$546	$806	$1,550
Class C shares	$158	$561	$990	$2,184
Institutional Class shares	$56	$250	$460	$1,065

Angel Oak High Yield Opportunities Fund | Class A
There is no initial sales charge on purchases of Class A shares of $500,000 or more, however, a contingent deferred sales charge of up to 1.00% will be imposed if such Class A shares are redeemed within twelve (12) months of their purchase.